EMPLOYEE-RELATED BENEFITS - Expected Future Benefit Payments (Details) $ in Millions	Dec. 31, 2022 USD ($)
Pension Benefits
Pension and other post-retirement costs, net
Benefit payments expected to be paid to pension plan participants in 2023	$ 17
Benefit payments expected to be paid to pension plan participants in 2024	18
Benefit payments expected to be paid to pension plan participants in 2025	18
Benefit payments expected to be paid to pension plan participants in 2026	21
Benefit payments expected to be paid to pension plan participants in 2027	22
Benefit payments expected to be paid to pension plan participants in 2028 through 2032	125
Other Benefits
Pension and other post-retirement costs, net
Benefit payments expected to be paid to pension plan participants in 2023	6
Benefit payments expected to be paid to pension plan participants in 2024	6
Benefit payments expected to be paid to pension plan participants in 2025	6
Benefit payments expected to be paid to pension plan participants in 2026	6
Benefit payments expected to be paid to pension plan participants in 2027	6
Benefit payments expected to be paid to pension plan participants in 2028 through 2032	$ 27